Investment Strategy - iShares Enhanced Emerging Markets Active ETF	Aug. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is actively managed and seeks to pursue its investment objective while seeking to maintain a low tracking error to the MSCI Emerging Markets Index. The Fund invests in a portfolio of emerging markets equity securities in a disciplined manner, using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular stocks, while seeking to control incremental risk. While the Fund primarily invests in securities included in the MSCI EM Index, the Fund may also hold securities that are not included in the MSCI EM Index.
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers located in, or economically tied to, emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
For purposes of the Fund’s 80% policy an emerging market country includes any country that is: (i) generally recognized to be an emerging market country by the international financial community, including the World Bank; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI EM Index. Issuers are considered to be located in, or tied economically to an emerging market if: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; and (3) the investment is included in an index representative of emerging markets.
Equity securities include common stock, preferred stock, depositary receipts, and other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI EM Index. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may also purchase convertible securities. The Fund may invest in securities of non‑U.S. issuers that can be U.S. dollar based or non‑U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.
The MSCI EM Index is a capitalization-weighted index that, as of December 31, 2025, captures large- and mid‑cap representation across 24 emerging markets countries. With 1,197 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
The Fund may use derivatives, including options, futures, options on futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, to seek to increase the return of the Fund, to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets and to manage cash flows into or out of the Fund effectively. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI EM Index. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
BFA constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process. The investment process leverages fundamentally informed and data-driven insights, which may use a range of factors to generate investment ideas, including macroeconomic inputs, company fundamentals, machine learning and artificial intelligence methods including large language models, sentiment analysis, factor and thematic insights, and measures of whether a security is over- or under-valued.
The Fund may engage in active and frequent trading of its investments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
For purposes of the Fund’s 80% policy an emerging market country includes any country that is: (i) generally recognized to be an emerging market country by the international financial community, including the World Bank; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI EM Index. Issuers are considered to be located in, or tied economically to an emerging market if: (1) the issuer’s primary trading market is in an emerging market; (2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; and (3) the investment is included in an index representative of emerging markets.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may use derivatives, including options, futures, options on futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, to seek to increase the return of the Fund, to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets and to manage cash flows into or out of the Fund effectively. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI EM Index. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers located in, or economically tied to, emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.